Consolidated Statements of Loss and Other Comprehensive Income - GBP (£) £ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Loss and Other Comprehensive Income [Abstract]
Revenue		£ 30,114	£ 25,669	£ 23,654
Total Revenue		30,114	25,669	23,654
Net other operating income		4,242	185	622
Research and development costs		(74,809)	(99,991)	(83,575)
Administrative expenses		(45,740)	(44,183)	(34,156)
Operating loss		(86,193)	(118,320)	(93,455)
Other income		0	0	4,979
Finance income		2,208	1,510	1,140
Finance costs		(3,375)	(9,379)	(842)
Non-operating (expense) / income		(1,167)	(7,869)	5,277
Loss before taxation		(87,360)	(126,189)	(88,178)
Income tax credit		13,267	22,258	16,548
Loss for the year		(74,093)	(103,931)	(71,630)
Other comprehensive (expense) / income that are or may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations		195	(99)	72
Income tax effect relating to the components of other comprehensive income		0	0	3,634
Total other comprehensive (expense) / income for the year, net of tax		195	(99)	3,706
Total comprehensive loss for the year, net of tax		£ (73,898)	£ (104,030)	£ (67,924)
Basic and diluted loss per share (in pounds per share)	[1]	£ (2.79)	£ (4.66)	£ (3.32)

[1]	(1) The basic and diluted loss per share are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company's ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company's initial public offering which closed on February 9, 2021. No other adjustments have been made to the consolidated financial statements of the Group in regard to the corporate reorganization. Refer to Note 30 for further information.